Note 14 - Goodwill - Carrying Amount of Goodwill Allocated to the Different Cash-generating Units (Details) - BRL (R$) R$ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Goodwill		R$ 34,276.2	R$ 31,401.9	R$ 30,511.2
North Latin America segment - Brazil, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		17,668.4	17,668.4
Goodwill, gross		102,911.0	102,911.0
Goodwill, non-controlling transactions	[1]	(85,242.6)	(85,242.6)
North Latin America segment - Dominican Republic, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		3,510.1	3,163.6
North Latin America segment - Cuba, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill	[2]	2.0	2.7
North Latin America segment - Panama, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		1,346.3	1,149.3
South Latin America segment - Argentina, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill	[3]	1,950.7	443.9
South Latin America segment - Bolivia, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		1,370.6	1,170.1
South Latin America segment - Chile, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		48.7	47.0
South Latin America segment - Paraguay, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		873.2	786.1
South Latin America segment - Uruguay, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		177.4	170.7
Cash-generating unit in Canada [member]
Statement Line Items [Line Items]
Goodwill		R$ 7,328.8	R$ 6,800.1

[1]	It refers to the exchange of shareholdings operation occurred in 2013 as a result of the adoption of the predecessor basis of accounting.
[2]	The functional currency of Cuba, the Cuban convertible peso (CUC), has a fixed parity with the dollar (USD) at balance sheet date.
[3]	Variation refers mainly to application of inflation accounting and financial reporting in hyperinflationary economies, as described in Note 1 (b).